Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Commitments And Contingent Liabilities [Line Items]
Rent expenses	$ 2,335	$ 2,442	$ 2,576
Aggregate contingent liability to the authority	12,221	11,919
Royalty payments to the authority	$ 112	$ 86	$ 38
Percent of the weighted-average of the average manufacturer prices	175.00%
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term	3 years
Employees Committee Agreement renewal term	2 years
Israel Tax Authority
Commitments And Contingent Liabilities [Line Items]
Tax assessment amount (before interest, linkage and penalties)	$ 40,782
Unutilized capital loss amount	$ 74,551
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel	3.00%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel	3.50%